Acquisition Pro Forma Table (Details) (CVR Energy, Inc. [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CVR Energy, Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 9,547	$ 10,061
Net income	490	1,385
Net income attributable to Icahn Enterprises Holdings	$ 262	$ 682